Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) bank	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable
Failed banks acquired | bank	6
Covered loans receivable	$ 0	$ 229,217
Deferred loan origination fees	22,600	18,700
Deposit liabilities reclassified as loans receivable	4,200	5,100
Loans with carrying value pledged to secure public deposits and other borrowings	$ 4,500,000	3,900,000
Carrying amounts of loans acquired		2,200,000
Covered Loan
Accounts, Notes, Loans and Financing Receivable
Covered loans receivable		229,200
Residential Mortgage and Home Equity | Covered Loan
Accounts, Notes, Loans and Financing Receivable
Covered loans receivable		$ 191,700